CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Junior Preferred Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Series C Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Series C-1 Redeemable Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D Convertible Preferred Stock [Member]
Temporary equity, shares issued	909,091
Temporary equity, shares outstanding	909,091
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Common stock, authorized	160,000,000	160,000,000	160,000,000	93,407,305	93,407,305
Common stock, issued	104,337,377	93,808,386	55,536,292	3,629,823	3,629,823
Common stock, outstanding	104,337,377	93,808,386	55,536,292	3,629,823	3,629,823
Cash, dedicated for clinical trials and related matters (in dollars)		$ 1,524,000		$ 16,043	$ 16,009
Convertible preferred stock, par value (in dollars per share)						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized			72,115,750	72,115,750	71,003,133	14,963,785	14,963,785	26,069,584	26,069,584	31,082,381	31,082,381	5,000,000	5,000,000	5,000,000	5,000,000	2,000,000	2,000,000
Convertible preferred stock, issued						14,519,926	14,519,926	24,742,979	24,742,979	17,636,655	17,636,655	0	97,663	0	65,784	0	3,300
Convertible preferred stock, outstanding			56,899,560	56,899,560	56,899,560	14,519,926	14,519,926	24,742,979	24,742,979	17,636,655	17,636,655	0	97,663	0	65,784	0	3,300
Preferred stock, liquidation preference, value (in dollars)						$ 14,519,926	$ 14,519,926	$ 24,866,381	$ 23,425,745	$ 23,818,667	$ 22,349,745	$ 0	$ 97,663	$ 0	$ 65,784	$ 0	$ 3,300,000